Segment Information (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($) customer
Revenue information of the Group
Revenues	$ 462,030,656	$ 362,532,033	$ 559,511,110
Revenue | Customer risk
Revenue information of the Group
Number of customers | customer	0	0	0
E-commerce
Revenue information of the Group
Revenues	$ 320,271,080	$ 234,835,770	$ 419,023,733
Online advertising
Revenue information of the Group
Revenues	138,371,646	113,235,010	117,948,842
Listing
Revenue information of the Group
Revenues	$ 3,387,930	$ 14,461,253	$ 22,538,535